Debt - Outstanding Debt (Detail) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	May 27, 2010
Outstanding debt
Senior notes	$ 450,000	$ 450,000	$ 450,000	$ 450,000
Other borrowings	35,664	33,365
Total debt	485,664	483,365
Less current portion	(34,880)	(32,556)	(33,093)
Total long-term debt	450,784	450,809	455,559
Successor
Outstanding debt
Senior notes		450,000	450,000
Other borrowings		33,365	38,652
Total debt		483,365	488,652
Less current portion		(32,556)	(33,093)
Total long-term debt		$ 450,809	$ 455,559